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                                      BISYS
                           100 Summer St., Suite 1500
                           Boston, Massachusetts 02110

                                 August 5, 2005

VIA EDGAR
---------

U.S. Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

Re:    STI Classic Funds
       File Nos. 033-45671, 811-06557
       ------------------------------

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and statement of additional information listed below for the STI Classic Fund ("Registrant") dated August 1, 2005 do not differ from those contained in Post-Effective Amendment No. 59 (the "Amendment") to the Registrant's Registration Statement on Form N-1A. This Amendment was filed electronically on July 29, 2005.

     Prospectuses:
         Capital Appreciation Fund and Small Cap Growth Stock Fund - I Shares Small Cap Value Equity Fund - I Shares
         STI Classic Bond and Money Market Funds - I Shares
         STI Classic Bond Funds - A and C Shares
         STI Classic Equity Funds - A and C Shares
         STI Classic Equity Funds - I Shares
         STI Classic Funds for SunTrust Retirement Services Clients
         STI Classic Funds for the SunTrust 401(k) Plan
         STI Classic Funds Life Vision Funds - A, B and C Shares
         STI Classic Institutional Short Term Bond Fund - I Shares
         STI Classic Money Market Funds - A and C Shares
         STI Classic Money Market Funds - Corporate Trust Shares
         STI Classic Money Market Funds - Institutional Shares

     Statement of Additional Information:
         STI Classic Bond and Equity Funds

     Questions related to this filing should be directed to my attention at
(617) 824-1381.


Very truly yours,

/s/ Jennifer A. English

Jennifer A. English
Assistant Counsel